Offerings - Offering: 1	May 01, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 867,259,487.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 119,768.54
Offering Note	Estimated solely for the purpose of calculating the filing fee. The transaction value was calculated by adding (a) the product of (i) $23.50 (the "Offer Price") and (ii) 36,904,659 issued and outstanding shares of common stock, par value $0.01 per share, of Genco Shipping & Trading Limited (the "Company"). The calculation of the transaction value is based on information contained in the Company's Annual Report on Form 10-K for the fiscal year ended December 31, 2025. The amount of the filing fee was calculated in accordance with Rule 0-11 of the Securities Exchange Act of 1934, as amended, and Fee Rate Advisory No. 1 for Fiscal Year 2026, issued August 25, 2025 and effective October 1, 2025, by multiplying the transaction value by 0.0001381.